Commitments and contingencies - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Amount of outstanding funds	$ 419	$ 359
Sublease recoveries	86
Lease costs, net of recoveries	19
Payment in respect of settlement agreements	13
October 2018 [member]
Disclosure of commitments and contingencies [line items]
Payment in respect of settlement agreements	4
July 2019 [member]
Disclosure of commitments and contingencies [line items]
Payment in respect of settlement agreements	5
July 2020 [member]
Disclosure of commitments and contingencies [line items]
Payment in respect of settlement agreements	4
Senior notes [member]
Disclosure of commitments and contingencies [line items]
Amount of outstanding funds	$ 82
Senior notes, maturity	Maturing between 2019 and 2025.